Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of Assets and Liabilities

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$3,657,387	$415,481
Accounts receivable and prepaid expenses	10,732	1,471
Gold in trust	974,397	-
Total assets	$4,642,516	$416,952

Trade and other payables	$31,433	$96,850
Gold loan payable	3,929,015	-
Derivative financial liabilities	306,084	-
Total liabilities	$4,266,532	$96,850

Net assets	$375,984	$320,102

Schedule of Assets and Liabilities at Fair Value

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Derivative financial liabilities	-	306,084	-	306,084
Warrant liability	-	102,787	-	102,787